Discontinued operations - Disposal of YV Live business and Huya Share-based compensation (Details) - Held for sale - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
YY Live | Cost of revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	¥ 11,241	¥ 8,655	¥ 17,494
YY Live | Research and development expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses	45,861	56,960	97,945
YY Live | Sales and marketing expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and marketing expenses	1,276	1,799	2,473
YY Live | General and administrative expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expense	34,344	72,914	75,284
Huya | Cost of revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	16,448	31,593	10,472
Huya | Research and development expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses	37,041	86,296	30,643
Huya | Sales and marketing expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and marketing expenses	2,610	5,919	1,832
Huya | General and administrative expenses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General and administrative expense	¥ 95,469	¥ 157,936	¥ 183,748